THE ADVISORS' INNER CIRCLE FUND

                               INVESTMENT ADVISER:
                             SAGE GLOBAL FUNDS, LLC

                               [SAGE LOGO OMITTED]

                   America's First No Gain/No Pain Mutual Fund

                                  ANNUAL REPORT
                                OCTOBER 31, 1998

MANAGER'S DISCUSSION OF FUND PERFORMANCE         THE ADVISORS' INNER CIRCLE FUND

October 31, 1998

INVESTMENT OBJECTIVE

The Fund seeks a high level of current income consistent with preservation of capital by investing in a portfolio of investment grade corporate bonds that, in the Adviser's or Sub-Adviser's opinion, will maintain an already established credit rating or will benefit from an improvement in the issuer's credit rating.

YEAR IN REVIEW

The SAGE Corporate Bond Fund was opened to investors on December 15, 1997. On October 31, 1998, the Fund was fully invested with assets totaling $7.0 million.

Investments at October 31st included an 89.8% weighting in investment grade corporate bonds and a 9.9% weighting in investment grade preferred stocks. The weighting in corporate bonds was in keeping with the Fund's investment policy of maintaining at least 80% of its assets in corporate bonds.

The Fund's portfolio maturity and duration at October 31 were 5.70 years and
4.51 years respectively. These characteristics were also in line with Fund policies requiring the portfolio's average bond maturity to be in the intermediate range of four to six years on an ongoing basis.

The Fund's performance in the ten month period ending October 31st was impacted by the positioning costs inherent in building a new portfolio and also the exposure to foreign corporate bonds which, irrespective of their specific merits, were affected by the negative financial situation emanating from Asia.

Credit spreads for several categories or investment grade corporate bonds widened significantly in the late summer of 1998 due to increased liquidity concerns. In historical terms, credit spreads for quality bonds widened to present one of the best buying opportunities of the last twenty years.

Our overall view of credit markets worldwide suggests stable to lower interest rates in general for the foreseeable future. Disinflation prevails worldwide and governments and central banks have reason to maintain interest rates at levels which will assist in containing and correcting the liquidity problems which first hit Asian markets earlier.

We will continue using our credit analysis discipline to seek out the best values in quality corporate bonds worldwide for the Fund's shareholders.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SAGE CORPORATE BOND FUND, VERSUS THE LEHMAN INTERMEDIATE BOND INDEX

                                  Total Return 1
                            Annualized   Cumulative
                            Inception    Inception
                             to Date      to Date
                              4.43%        3.87%

[Line Graph Omitted]
Plot Points are as follows:

                SAGE Bond Fund        Lehman Intermediate Bond Index
12/31/97           10,000                       10,000
10/31/98           10,374                       10,700


         1These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 1998
                                      Face          Market
                                     Amount         Value
SAGE CORPORATE BOND FUND              (000)         (000)
---------------------------------------------------------------
CORPORATE BONDS (83.8%)
AIR TRANSPORTATION (1.6%)
   AMR
        9.750%, 03/15/00               $107     $   113
                                                -------
AUTOMOTIVE (3.7%)
   Hertz
        7.000%, 05/01/02                250         259
                                                -------
BANKS (12.1%)
   ABN-Amro Bank NV (Chicago)
        7.000%, 04/01/08                100         104
   Banque Paribas-NY
        6.875%, 03/01/09                150         137
   Chase Manhattan
        7.125%, 02/01/07                100         106
   Long Island Savings Bank
        6.200%, 04/02/01                250         254
   MBNA America Bank
        6.750%, 03/15/08                250         248
                                                -------
                                                    849
                                                -------
BROADCASTING, NEWSPAPERS & ADVERTISING (3.9%)
   TCI Communications
        8.250%, 01/15/03                150         166
        6.875%, 02/15/06                100         106
                                                -------
                                                    272
                                                -------
COMPUTERS & SERVICES (1.5%)
   Oracle
        6.720%, 02/15/04                100         107
                                                -------
ELECTRICAL SERVICES (3.9%)
   Niagara Mohawk Power
        7.750%, 05/15/06                250         272
                                                -------
FINANCIAL SERVICES (7.3%)
   Deutsche Bank Financial
        6.700%, 12/13/06                100         102
   Dresdner Bank-New York
        6.625%, 09/15/05                100         102
   Lehman Brothers Holdings
        7.250%, 10/15/03                100         101
   Salomon Brothers
        7.125%, 08/01/99                100         101
   Salomon Smith Barney Holdings
        6.625%, 07/01/02                100         104
                                                -------
                                                    510
                                                -------
GAS/NATURAL GAS (10.4%)
   Columbia Gas Systems
        6.390%, 11/28/00                195         200
   Enron
        7.125%, 05/15/07                250         266

                                      Face         Market
                                     Amount        Value
                                      (000)        (000)
---------------------------------------------------------------
   Williams Companies
        6.500%, 11/15/02             $  250     $   261
                                                -------
                                                    727
                                                -------
HOTELS & LODGING (3.0%)
   Hilton Hotels
        7.950%, 04/15/07                200         211
                                                -------
PRINTING & PUBLISHING (9.1%)
   Harcourt General
        8.250%, 06/01/02                200         220
   Time Warner
        7.750%, 06/15/05                386         422
                                                -------
                                                    642
                                                -------
RAILROADS (4.2%)
   Conrail
        9.750%, 06/01/00                100         107
   Union Pacific
        7.375%, 05/15/01                 85          89
        6.000%, 09/01/03                100         102
                                                -------
                                                    298
                                                -------
REAL ESTATE (11.4%)
   Avalon Properties
        6.875%, 12/15/07                250         251
   Kimco Realty MTN
        6.960%, 07/16/07                250         245
   Simon DeBartolo MTN
        7.125%, 09/20/07                311         302
                                                -------
                                                    798
                                                -------
STEEL & STEEL WORKS (5.2%)
   Reynolds Metals
        9.375%, 06/15/99                360         369
                                                -------
TELEPHONES & TELECOMMUNICATION (6.5%)
   Airtouch Communications
        7.125%, 07/15/01                 90          94
        7.000%, 10/01/03                100         106
   Worldcom
        6.400%, 08/15/05                250         259
                                                -------
                                                    459
                                                -------
TOTAL CORPORATE BONDS
   (Cost $5,853)                                  5,886
                                                -------

PREFERRED STOCKS (9.7%)
   ABN-Amro Capital Funding Trust*    9,000         228
   ANZ Exchange Preferred Trust       5,000         125
   Avalonbay Communities*             4,000         103
   Conseco Financing Trust            4,000          99
   National Rural Utility*            5,000         128
                                                -------
TOTAL PREFERRED STOCKS
   (Cost $675)                                      683
                                                -------

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND

October 31, 1998
                                      Face         Market
SAGE CORPORATE                       Amount        Value
BONDFUND (concluded)                  (000)        (000)
---------------------------------------------------------------
FOREIGN GOVERNMENT BOND (4.3%)
   Peoples Republic of China
        6.500%, 02/17/04               $300     $   299
                                                -------
TOTAL FOREIGN GOVERNMENT BOND
   (Cost $292)                                      299
                                                -------
CASH EQUIVALENT (0.3%)
   Evergreen Select Money Market
     Fund-- Institutional Class          18          18
                                                -------
TOTAL CASH EQUIVALENT
   (Cost $18)                                        18
                                                -------
TOTAL INVESTMENTS (98.1%)
   (Cost $6,839)                                  6,886
                                                -------
OTHER ASSETS AND LIABILITIES, NET (1.9%)            134
                                                -------
NET ASSETS:
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 700,965 outstanding shares
     of beneficial interest                       6,962
   Undistributed net investment income               30
   Accumulated net realized loss
     on investments                                 (19)
   Net unrealized appreciation
     on investments                                  47
                                                -------
TOTAL NET ASSETS (100.0%)                        $7,020
                                                =======
   Net Asset Value, Offering and Redemption
     Price Per Share                             $10.02
                                                =======
*Non-income producing security.
MTN--Medium Term Note

    The accompanying notes are an integral part of the financial statements.


STATEMENT OF OPERATIONS                                                                     THE ADVISORS' INNER CIRCLE FUND

                                                                                                          SAGE
                                                                                                        CORPORATE
                                                                                                      BOND FUND (1)
                                                                                                      ------------
                                                                                                        12/15/97
                                                                                                       TO 10/31/98
                                                                                                          (000)
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income...........................................................................            $    3
   Interest .................................................................................               295
---------------------------------------------------------------------------------------------------------------------------
     Total Investment Income.................................................................               298
---------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .................................................................                33
   Investment Advisory Fee Waiver ...........................................................               (33)
   Reimbursements by Adviser.................................................................              (126)
   Administrative Fees ......................................................................                65
   Custodian Fees ...........................................................................                 2
   Professional Fees ........................................................................                22
   Transfer Agent Fees ......................................................................                32
   Printing Fees ............................................................................                14
   Trustee Fees .............................................................................                 5
   Registration Fees ........................................................................                 5
   Insurance and Other Fees ..................................................................               --
   Organizational Costs ......................................................................               26
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses, Net ......................................................................                45
---------------------------------------------------------------------------------------------------------------------------
       Net Investment Income ................................................................               253
---------------------------------------------------------------------------------------------------------------------------
   Net Realized Loss from Securities Sold ...................................................               (19)
   Net Change in Unrealized Appreciation of Investment Securities ...........................                47
---------------------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments ........................................                28
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations .....................................              $281
===========================================================================================================================

(1) The SAGE Corporate Bond Fund commenced operations on December 15, 1997. Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.



STATEMENT OF CHANGES IN NET ASSETS                                                          THE ADVISORS' INNER CIRCLE FUND

                                                                                                         SAGE
                                                                                                       CORPORATE
                                                                                                     BOND FUND (1)
                                                                                                    --------------
                                                                                                       12/15/97
                                                                                                      TO 10/31/98
                                                                                                         (000)
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ....................................................................           $  253
   Net Realized Loss from Securities Sold ...................................................              (19)
   Net Change in Unrealized Appreciation of Investment Securities ...........................               47
---------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations....................................              281
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ....................................................................             (223)
---------------------------------------------------------------------------------------------------------------------------
     Total Distributions.....................................................................             (223)
---------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ..............................................................            7,407
   Reinvestment of Cash Distributions .......................................................              175
   Cost of Shares Redeemed ..................................................................             (620)
---------------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets Derived from Capital Share Transactions .........................            6,962
---------------------------------------------------------------------------------------------------------------------------
       Total Increase in Net Assets .........................................................            7,020
---------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ......................................................................               --
---------------------------------------------------------------------------------------------------------------------------
   End of Period ............................................................................            7,020
---------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued ...................................................................................              746
   Issued in Lieu of Cash Distributions .....................................................               18
   Redeemed .................................................................................              (63)
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Share Transactions........................................................           $  701
===========================================================================================================================


(1) The SAGE Corporate Bond Fund commenced operations on December 15, 1997. Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.



FINANCIAL HIGHLIGHTS                                                                         THE ADVISORS' INNER CIRCLE FUND
For a Share Outstanding Throughout Each Period
For The Period Ended October 31,


                                                                                                                   Ratio
          Net               Realized and                                 Net                                      of Net
         Asset               Unrealized  Distributions Distributions    Asset              Net       Ratio      Investment
         Value      Net       Gains or     from Net        From         Value            Assets    of Expenses    Income
       Beginning Investment (Losses) on   Investment      Capital        End    Total      End     to Average   to Average
       of Period   Income    Securities     Income         Gains      of Period Return  of Period  Net Assets   Net Assets
       --------- ---------- ------------ ------------- -------------  --------- ------  ---------  ----------   ----------
------------------------
SAGE CORPORATE BOND FUND
------------------------
1998(1)  $10.00     0.40        (0.02)       (0.36)          --         $10.02  3.87%    $7,020       0.90%*      5.00%*


                              Ratio
          Ratio               of Net
       of Expenses          Investment
        to Average          Income to
        Net Assets         Average Net
        (Excluding      Assets (Excluding  Portfolio
        Waivers and        Waivers and      Turnover
       Reimbursements)   Reimbursements)      Rate
       ---------------  -----------------  ----------
------------------------
SAGE CORPORATE BOND FUND
------------------------
1998(1)    4.06%*              1.84%*        48.99%

  * Annualized
(1) The SAGE Corporate Bond Fund commenced operations on December 15, 1997.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND

October 31, 1998

1.  ORGANIZATION:
THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with eight portfolios. The financial statements herein are those of the SAGE Corporate Bond Fund (the "Fund"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Investment securities of the Fund which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared monthly and are paid monthly. Any net realized capital gains are distributed at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differ-

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 1998

     ences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:
Organizational costs have been capitalized and are being amortized on a straight line basis over a period of sixty months commencing with operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Portfolio will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an Administration Agreement dated November 14, 1991, as amended and restated on May 17, 1994, under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000, which would increase by $15,000 per additional class, or .15% on the first $100 million; .125% on the next $100 million; and
 .10% on the average daily net assets over $200 million.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Fund and SAGE Global Funds, LLC (the "Adviser") are parties to an Investment Advisory Agreement dated December 15, 1997 under which the Adviser receives an annual fee equal to .55% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses to not more than .90% of the average daily net assets of the Fund. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Standard Asset Group, Inc. serves as the investment sub-adviser for the Fund pursuant to the sub advisory agreement dated December 15,1997;
the sub-adviser is entitled to receive a fee whichis calculated daily and paid monthly at an annual rate of .20% of the average daily net assets of the Fund.

First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 1998


6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended October 31, 1998 are as follows:
                                      SAGE CORPORATE
                                      BOND FUND (000)
                                      --------------
Purchases
     Government                         $     --
     Other                                 9,532
Sales
     Government                         $     --
     Other                                 2,654

At October 31, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at October 31, 1998, are as follows:


                                      SAGE CORPORATE
                                      BOND FUND (000)
                                      --------------
Aggregate gross unrealized
     appreciation                         $  91
Aggregate gross unrealized
     depreciation                           (44)
                                          -----
Net unrealized appreciation               $  47
                                          =====

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------


To the Shareholders and Board of Trustees of SAGE Corporate Bond Fund of
Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of the SAGE Corporate Bond Fund (the "Fund"), one of the funds constituting Advisors' Inner Circle Fund, as of October 31, 1998, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SAGE Corporate Bond Fund of Advisors' Inner Circle Fund as of October 31, 1998, and the results of its operations, changes in its net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.


ARTHUR ANDERSEN LLP


Philadelphia, Pennsylvania
December 18, 1998

                               [Sage Logo Omitted]
                   America's First No Gain/No Pain Mutual Fund

TRUST:
THE ADVISORS' INNER CIRCLE FUND

FUND:
SAGE CORPORATE BOND FUND

ADVISER:
SAGE GLOBAL FUNDS, LLC

SUB-ADVISER:
STANDARD ASSET GROUP, INC.


October 31, 1998

DISTRIBUTOR:
SEI INVESTMENTS DISTRIBUTION CO.

ADMINISTRATOR:
SEI INVESTMENTS MUTUAL FUNDS SERVICES

LEGAL COUNSEL:
MORGAN, LEWIS & BOCKIUS LLP

INDEPENDENT PUBLIC ACCOUNTANTS:
ARTHUR ANDERSEN LLP


SAG-F-004-01000